16. INCOME TAXES (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Taxes Details Narrative
Operating loss for tax purposes	$ 3,886,000	$ (710,962)
Taxable income year	2033